Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. Summary of Significant Accounting Policies

Principles of Combination and Description of Business

The accompanying combined financial statements include the accounts of all operations that comprise the cokemaking and coal mining operations of Sunoco, Inc. (collectively, "SunCoke" or the "Company"), after elimination of all intercompany balances and transactions within the combined group of companies. The Company is an independent owner and operator of four metallurgical cokemaking facilities in the eastern and midwestern regions of the United States and operator of a cokemaking facility for a project company in Brazil in which it has a preferred stock investment. The cokemaking operations include blast furnace coke manufacturing at the Company's Jewell Coke Company, L.P. ("Jewell") facility in Vansant, VA; Indiana Harbor Coke Company, L.P. ("Indiana Harbor") facility in East Chicago, IN; Haverhill North Coke Company ("Haverhill") facility in Franklin Furnace, OH; and Gateway Energy & Coke Company, LLC ("Granite City") facility in Granite City, IL. The Company has also entered into an agreement with AK Steel under which the Company will build, own and operate a cokemaking facility and associated cogeneration power plant adjacent to AK Steel's Middletown, OH steelmaking facility (Note 3). In addition to its cokemaking operations, the Company has metallurgical coal mining operations in the eastern United States. The metallurgical coal produced from underground mines in Virginia and West Virginia is used primarily at the Jewell cokemaking facility. In January 2011, the Company acquired Harold Keene Coal Company, Inc. and all of its affiliates (the "HKCC Companies"), which include two active underground mines and one active surface mine and one active highwall mine that are contiguous to the Company's existing mines for approximately $40 million, exclusive of contingent consideration.

In December 2010, Sunoco, Inc. formed SunCoke Energy, Inc. ("SunCoke Energy") to ultimately acquire, own, and operate the cokemaking and coal mining operations of Sunoco which constitute the businesses set forth in these combined financial statements. As part of the separation of the cokemaking and coal mining operations from Sunoco, Sunoco expects to contribute to SunCoke Energy the subsidiaries, assets and liabilities that are primarily related to its cokemaking and coal mining businesses. Effective with the closing of an initial public offering of SunCoke Energy's common stock, the ownership of these businesses will be transferred to SunCoke Energy. This transfer will represent a reorganization of entities under common control and will be recorded at historical cost. Sunoco has also announced its intent to distribute its remaining equity interest in SunCoke Energy after the initial public offering to holders of Sunoco's common stock through a spin-off at a later date.

A variable interest entity ("VIE") is a legal entity in which equity investors do not have sufficient equity at risk for the legal entity to finance its activities without additional subordinated financial support or, as a group, the holders of the equity investment at risk lack any one of the following three characteristics: (1) the power, through voting rights or similar rights, to direct the activities of a legal entity that most significantly impact the entity's economic performance; (2) the obligation to absorb the expected losses of the legal entity; or (3) the right to receive the expected residual returns of the legal entity. A company with a variable interest or interests in a VIE is required to consolidate that VIE if it has a controlling financial interest, which will have both of the following characteristics: (1) the power to direct the activities of the VIE that most significantly impact the VIE's economic performance; and (2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The Company entered into an agreement in March 1997 with Lakeshore Coal Handling Corporation ("Lakeshore") which provides coal handling services at the Indiana Harbor cokemaking facility. Under generally accepted accounting principles, it is possible that Lakeshore would be a VIE and that the Company should be considered Lakeshore's primary beneficiary. However, Lakeshore has declined to provide the Company with the financial information to make this determination. Accordingly, the Company does not include Lakeshore's accounts in its combined financial statements as permitted by a transition provision of the VIE accounting guidance. In addition, the Company has no obligations to Lakeshore under the agreement other than the amounts payable for the coal handling services (Note 10). The Company will continue to make efforts to obtain this information.

Basis of Presentation

The accompanying combined financial statements reflect the historical cost-based amounts of the Company and include charges from Sunoco, Inc. and its subsidiaries (collectively, "Sunoco") for direct costs and allocations of indirect corporate overhead attributable to the operations of the Company. The Company believes that the allocation methods are reasonable, and that the allocations are representative of what the costs would have been on a stand-alone basis. However, because of certain related party relationships and transactions (Note 2), these combined financial statements may not necessarily be indicative of the conditions that would have existed or results of operations that would have occurred if the Company had been a separate and independent company.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the combined financial statements and accompanying notes. Actual amounts could differ from these estimates.

Currency Translation

The functional currency of the Company's Brazilian operations is the Brazilian real. The Company's Brazilian operations translate their assets and liabilities into U.S. dollars at the current exchange rates in effect at the end of the fiscal period. The gains or losses that result from this process is shown as cumulative translation adjustments within accumulated other comprehensive income (loss) in the combined balance sheets. The revenue and expense accounts of foreign subsidiaries are translated into U.S. dollars at the average exchange rates that prevailed during the period.

Some transactions of the Company's Brazilian operations are conducted in currencies different from their functional currency. Gains and losses from these foreign currency transactions are included in income as they occur and were not material to the results of operations during the years ended December 31, 2010, 2009 and 2008.

Revenue Recognition

The Company sells metallurgical coal and coke as well as steam and electricity to third-party customers. Steam is also sold to Sunoco. The Company also receives fees for operating the cokemaking plant in Brazil and for the licensing of its proprietary technology for use at this facility as well as reimbursement of substantially all of its operating costs. Revenues related to the sale of products are recognized when title passes, while service revenues are recognized when services are provided. Licensing fees, which are determined on a per ton basis, are recognized when coke is produced in accordance with the contract terms. Title passage generally occurs when products are shipped or delivered in accordance with the terms of the respective sales agreements. In addition, revenues are not recognized until sales prices are fixed or determinable and collectability is reasonably assured.

As discussed in Note 3, substantially all of the metallurgical coke produced by the Company is sold pursuant to long-term contracts with its customers. The Company evaluates each of its contracts to determine whether the arrangement contains a lease under the applicable accounting standards. If the specific facts and circumstances indicate that it is remote that parties other than the contracted customer will take more than a minor amount of the coke that will be produced by the property, plant, and equipment during the term of the coke supply agreement, and the price that the customer is paying for the coke is neither contractually fixed per unit nor equal to the current market price per unit at the time of delivery, then the long-term contract is deemed to contain a lease. The lease component of the price of coke represents the rental payment for the use of the property, plant and equipment, and all such payments are accounted for as contingent rentals as they are only earned by the Company when the coke is delivered and title passes to the customer. The total amount of revenue recognized by the Company for these contingent rentals represents less than 10 percent of combined sales and other operating revenues for each of the years ended December 31, 2010, 2009 and 2008.

Cash Equivalents

The Company considers all highly liquid investments with a remaining maturity of three months or less at the time of purchase to be cash equivalents. These cash equivalents consist principally of time deposits and money market investments.

Inventories

Inventories are valued at the lower of cost or market. Cost is determined using the first-in, first-out ("FIFO") method, except for the cost of coal inventory at Jewell and the Company's materials and supplies inventory, which are determined using the average-cost method.

The Company utilizes the selling prices under its long-term coke supply contracts (Note 3) to record lower of cost or market inventory adjustments. Through December 31, 2010, the selling price for coke at Jewell was an amount equal to the sum of: (1) the cost of delivered coal to the Haverhill facility multiplied by an adjustment factor; (2) actual transportation costs; (3) an operating cost component indexed for inflation; (4) a fixed-price component; and (5) applicable taxes (except for property and net income taxes). Coke selling prices for Indiana Harbor, Haverhill and Granite City production reflect the pass-through of coal costs and transportation costs. Such prices also include an operating cost and fixed-price component.

Properties, Plants and Equipment

Plants and equipment and capitalized coal mine development costs are depreciated on a straight-line basis over their estimated useful lives. Coke and energy plant, machinery and equipment are depreciated over 25 to 30 years. All depreciation, depletion and amortization is excluded from cost of products sold and operating expenses and presented separately in the combined statements of income. Gains and losses on the disposal or retirement of fixed assets are reflected in income when the assets are sold or retired. Normal repairs and maintenance costs are expensed as incurred. Amounts incurred that extend an asset's useful life, increase its productivity or add production capacity are capitalized. Direct costs, such as outside labor, materials, internal payroll and benefits costs, incurred during the construction of a new facility are capitalized; indirect costs are not capitalized.

The Company's coal mining operations lease small parcels of land, mineral rights and coal mining rights. Substantially all of the leases are "life of mine" agreements that extend the Company's mining rights until all reserves have been recovered. These leases convey mining rights to the Company in exchange for payment of certain royalties and/or fixed fees. The lease and mineral rights are capitalized and amortized to operations as depletion expense using the units-of-production method. Only proven and probable coal reserves are included in the depletion base.

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. An asset, or group of assets, are considered to be impaired when the undiscounted estimated net cash flows expected to be generated by the asset, or group of assets, are less than its carrying amount. The impairment recognized is the amount by which the carrying amount exceeds the fair market value of the impaired asset, or group of assets. The Company is currently reviewing the results of an engineering study conducted to evaluate the expected physical life of the coke ovens at its Indiana Harbor cokemaking facility. The Company believes that based on its current estimates of the undiscounted future cash flows associated with its Indiana Harbor operations, the long-lived assets are not impaired.

Investment in Brazilian Cokemaking Operations

SunCoke's investment in preferred shares of the company that owns the cokemaking facility in Vitória, Brazil that SunCoke operates under licensing and operating agreements is accounted for at cost. Income received by SunCoke from this investment, which is in the form of a dividend, is contingent upon achieving certain minimum production levels at the facility and payment is guaranteed by the parent company of the plant's owner, which is a lessee of the facility. Accordingly, the Company recognizes income from this investment when certain required production levels have been met and the amount is deemed collectible.

Income Taxes

The Company and certain subsidiaries of Sunoco are included in the consolidated federal and consolidated, combined or unitary state income tax returns filed by Sunoco. However, the provision for income taxes included in the combined statements of income and deferred income tax amounts reflected in the combined balance sheets have been determined on a theoretical separate-return basis. Any current federal and state income tax amounts under a tax-sharing arrangement are settled with Sunoco. Net operating losses and tax credit carryforwards generated on a separate-return basis may be used to offset future taxable income determined on a similar basis. Such benefits are reflected in the Company's deferred tax assets notwithstanding the fact that such losses and credits may actually have been realized on Sunoco's consolidated income tax returns. In order to recognize fully the deferred tax asset, the Company must expect to generate sufficient taxable income to utilize its temporary differences and net operating loss and tax credit carryforwards before they would expire on a separate-return basis. The Company records a valuation allowance to reduce its deferred tax assets to an amount that is more likely than not to be realized. The valuation allowance is regularly reviewed for adequacy.

The Company recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest accrued related to unrecognized tax benefits are included in interest cost and penalties accrued related to unrecognized tax benefits are included in income taxes in combined statement of income.

Retirement Benefit Liabilities

The funded status of defined benefit and postretirement benefit plans is fully recognized on the combined balance sheets. It is determined by the difference between the fair value of plan assets and the benefit obligation, with the benefit obligation represented by the projected benefit obligation for defined benefit plans and the accumulated postretirement benefit obligation for postretirement benefit plans. Actuarial gains (losses) and prior service (benefits) costs which have not yet been recognized in net income are recognized as a credit (charge) to the accumulated other comprehensive loss component of net parent investment. The credit (charge) to net parent investment, which is reflected net of related tax effects, is subsequently recognized in net income when amortized as a component of defined benefit plans and postretirement benefit plans expense. In addition, the credit (charge) may also be recognized in net income as a result of a plan curtailment or settlement.

Asset Retirement Obligations

The fair value of a liability for an asset retirement obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The associated asset retirement costs are capitalized as part of the carrying amount of the asset and depreciated over its remaining estimated useful life. The Company's asset retirement obligations primarily relate to costs associated with restoring land to its original state.

Shipping and Handling Costs

Shipping and handling costs are included in cost of products sold and operating expenses.

Fair Value Measurements

The Company determines the fair value of its balance sheet items that are required to be measured at fair value on a recurring basis using the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As required, the Company utilizes valuation techniques that maximize the use of observable inputs (levels 1 and 2) and minimize the use of unobservable inputs (level 3) within the fair value hierarchy established by the new guidance. The Company generally applies the "market approach" to determine fair value. This method uses pricing and other information generated by market transactions for identical or comparable assets and liabilities. Assets and liabilities are classified within the fair value hierarchy based on the lowest level (least observable) input that is significant to the measurement in its entirety.